Document and Entity Information	Dec. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001690334
Document Type	8-K
Document Period End Date	Dec. 22, 2022
Entity Registrant Name	SEACOR Marine Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37966
Entity Tax Identification Number	47-2564547
Entity Address, Address Line One	12121 Wickchester Lane
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(346)
Local Phone Number	980-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SMHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true